INVENTORY	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORY
4.    INVENTORY

	2015	2014

Computers	$18,154	$28,979
Monitors	44,131	66,747
Printers	979	1,398
Parts and enclosures	2,594	3,855
General	35,151	13,715
	$101,009	$114,694

During the year, the Company recorded inventory obsolescence in the amount of $26,699 (2014 - $126,315).